S-K 1602(c) Dilution	Feb. 13, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.67
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.65
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.35
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	61,500,000
Net Tangible Book Value, Adjusted	$ 59,649,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,800,000
No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.68
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.34
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	70,500,000
Net Tangible Book Value, Adjusted	$ 68,435,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,934,000
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.11
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	61,500,000
Net Tangible Book Value, Adjusted	$ 44,649,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,300,000
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.12
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.9
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	70,500,000
Net Tangible Book Value, Adjusted	$ 51,185,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,209,000
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.2
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.18
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.82
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	61,500,000
Net Tangible Book Value, Adjusted	$ 29,649,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,800,000
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.21
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.81
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	70,500,000
Net Tangible Book Value, Adjusted	$ 33,935,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,484,000
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.46
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	61,500,000
Net Tangible Book Value, Adjusted	$ 14,649,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	3,300,000
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.46
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	70,500,000
Net Tangible Book Value, Adjusted	$ 16,685,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	3,759,000
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.17)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.19)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.19
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	61,500,000
Net Tangible Book Value, Adjusted	$ (350,587)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	1,800,000
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.26)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.28)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.28
Net Tangible Book Value	$ (28,206)
Net Tangible Book Value, Proceeds from Offering	70,500,000
Net Tangible Book Value, Adjusted	$ (564,587)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	2,034,000
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	33,619
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Overallotment Liability [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,000)
Overallotment Liability [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,000)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,000)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,000)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amount paid For Redemption [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amount paid For Redemption [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amount paid For Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,000,000)
Amount paid For Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(17,250,000)
Amount paid For Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(30,000,000)
Amount paid For Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(34,500,000)
Amount paid For Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(45,000,000)
Amount paid For Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(51,750,000)
Amount paid For Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(60,000,000)
Amount paid For Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (69,000,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Private Placement Shares[Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	300,000
Private Placement Shares[Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	309,000
Private Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	300,000
Private Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	309,000
Private Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	300,000
Private Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	309,000
Private Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	300,000
Private Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	309,000
Private Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	300,000
Private Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	309,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,725,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,450,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,175,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,900,000)